UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-4084

Hawaiian Tax-Free Trust
(Exact Name of Registrant as Specified in Charter)

120 West 45th Street, Suite 3600
New York, New York  10036
(Address of Principal Executive Offices)(Zip Code)

Registrant's Telephone Number, including Area Code: (212) 697-6666

Joseph P. DiMaggio, Chief Financial Officer and Treasurer
120 West 45th Street, Suite 3600
New York, New York  10036
(Name and address of Agent for Service)

Date of fiscal year end: March 31, 2014

Date of reporting period: June 30, 2014

Item 1. Schedule of Investments.

Schedule of investments as of the close of the reporting period as set forth in subsection 210.12-12 - 12-14 of Regulation S-X (17 CFR 210.12-12 - 12-14)

Hawaiian Tax-Free Trust
Schedule of Investments
June 30, 2014
(unaudited)

Principal	Security	Moody's and S&P
Amount	Description	Ratings	Value	(a)

General Obligation Bonds (62.1%):

	City and County of Honolulu, Hawaii, Prerefunded to 07/01/15 @100
$7,720,000	5.000%, 07/01/21 NPFG/ FGIC Insured	Aa1/NR***	$8,090,328
1,000,000	5.000%, 07/01/22 NPFG/ FGIC Insured	Aa1/NR***	1,047,970

	City and County of Honolulu, Hawaii, Prerefunded to 07/01/15 @100
8,270,000	5.000%, 07/01/21 NPFG/ FGIC Insured	Aa1/NR***	8,666,712

	City and County of Honolulu, Hawaii, Prerefunded to 07/01/15 @100
8,500,000	5.000%, 07/01/17 NPFG Insured	Aa1/NR***	8,500,000

	City and County of Honolulu, Hawaii, Series A
5,000,000	5.000%, 11/01/27	Aa1/NR***	5,864,550
5,000,000	5.000%, 11/01/31	Aa1/NR***	5,743,800
5,000,000	5.000%, 11/01/32	Aa1/NR***	5,720,000
5,000,000	4.000%, 11/01/35	Aa1/NR***	5,171,750

	City and County of Honolulu, Hawaii, Series A
3,000,000	5.000%, 07/01/29 AGM Insured	Aa1/AA	3,336,210

	City and County of Honolulu, Hawaii, Series A, Prerefunded to 07/01/15 @100
5,000,000	5.000%, 07/01/21 NPFG Insured	Aa1/NR***	5,239,850
5,000,000	5.000%, 07/01/22 NPFG Insured	Aa1/NR***	5,239,850
12,000,000	5.000%, 07/01/28 NPFG Insured	Aa1/NR***	12,575,640

	City and County of Honolulu, Hawaii, Series A, Prerefunded to 07/01/15 @100
7,000,000	5.000%, 07/01/29 NPFG Insured	Aa1/NR***	7,335,790

	City and County of Honolulu, Hawaii, Series A, Refunding
2,000,000	5.250%, 04/01/17	Aa1/NR***	2,250,420
5,000,000	5.000%, 04/01/19	Aa1/NR***	5,853,450
3,930,000	5.000%, 04/01/20	Aa1/NR***	4,577,153

	City and County of Honolulu, Hawaii, Series A, Refunding, Prerefunded to 07/01/14 @100
8,105,000	5.000%, 07/01/27 NPFG Insured	Aa1/NR***	8,105,000

	City and County of Honolulu, Hawaii, Series B
4,430,000	5.000%, 11/01/21	Aa1/NR***	5,321,538
5,000,000	5.000%, 11/01/22	Aa1/NR***	6,051,400
5,000,000	4.000%, 11/01/27	Aa1/NR***	5,373,500
5,000,000	4.500%, 11/01/28	Aa1/NR***	5,529,450
5,000,000	4.500%, 11/01/29	Aa1/NR***	5,498,550

	City and County of Honolulu, Hawaii, Refunding, Series B
5,000,000	5.000%, 12/01/30	Aa1/NR***	5,755,300
3,000,000	5.000%, 12/01/33	Aa1/NR***	3,390,450
5,000,000	4.750%, 12/01/35	Aa1/NR***	5,320,550

	City and County of Honolulu, Hawaii, Series C, Prerefunded to 07/01/15 @100
6,740,000	5.000%, 07/01/18 NPFG Insured	Aa1/NR***	7,063,318

	City and County of Honolulu, Hawaii, Series D, Prerefunded to 07/01/15 @100
2,595,000	5.000%, 07/01/22 AGM - CR NPFG Insured	Aa1/AA	2,719,482

	City and County of Honolulu, Hawaii, Series D, Prerefunded to 07/01/15 @100
3,750,000	5.000%, 07/01/19 NPFG Insured	Aa1/NR***	3,929,888
6,080,000	5.000%, 07/01/21 NPFG Insured	Aa1/NR***	6,371,658

	City and County of Honolulu, Hawaii, Series D
3,500,000	5.250%, 09/01/26	Aa1/NR***	4,109,490
3,820,000	5.250%, 09/01/27	Aa1/NR***	4,474,901
7,390,000	5.250%, 09/01/28	Aa1/NR***	8,641,053
8,585,000	5.250%, 09/01/30	Aa1/NR***	10,006,075
9,105,000	5.250%, 09/01/31	Aa1/NR***	10,587,749

	City and County of Honolulu, Hawaii, Series F
5,000,000	5.000%, 09/01/19	Aa1/NR***	5,846,900
5,000,000	5.000%, 09/01/20	Aa1/NR***	5,874,050

	City and County of Honolulu, Hawaii, Series F, Prerefunded to 07/01/15 @100
1,000,000	5.250%, 07/01/19 NPFG/ FGIC Insured	Aa1/NR***	1,050,450
5,335,000	5.250%, 07/01/20 NPFG/ FGIC Insured	Aa1/NR***	5,604,151

	City and County of Honolulu, Hawaii, Refunding, Series F, Prerefunded to 07/01/15 @100
1,500,000	5.000%, 07/01/28 NPFG/ FGIC Insured	Aa1/NR***	1,571,955

	City and County of Honolulu, Hawaii, Board of Water Supply System, Refunding Series A
3,010,000	4.750%, 07/01/31 NPFG Insured	Aa2/AA-	3,195,988

	City and County of Honolulu, Hawaii, Water Utility Refunding and Improvement, ETM, Collateral: U.S. Government Securities
1,050,000	6.000%, 12/01/15 FGIC/ TCRS Insured	Aa1/NR	1,135,460

	County of Hawaii
1,890,000	5.500%, 07/15/22	Aa2/AA-	2,209,032
2,245,000	5.500%, 07/15/23	Aa2/AA-	2,622,991
1,990,000	5.750%, 07/15/24	Aa2/AA-	2,344,598
2,370,000	5.750%, 07/15/25	Aa2/AA-	2,789,229
3,585,000	6.000%, 07/15/27	Aa2/AA-	4,243,421

	County of Hawaii, Prerefunded to 07/15/14 @100
2,010,000	5.250%, 07/15/21 NPFG Insured	Aa2/AA-	2,013,417

	County of Hawaii, 2010-Series A
1,650,000	5.000%, 03/01/19	Aa2/AA-	1,899,365
2,870,000	5.000%, 03/01/29	Aa2/AA-	3,249,701

	County of Hawaii, 2013-Series A
500,000	5.000%, 09/01/23	Aa2/AA-	593,370
1,000,000	5.000%, 09/01/24	Aa2/AA-	1,171,410
1,000,000	5.000%, 09/01/25	Aa2/AA-	1,166,620
1,575,000	5.000%, 09/01/26	Aa2/AA-	1,821,204
1,000,000	5.000%, 09/01/27	Aa2/AA-	1,154,740
1,000,000	5.000%, 09/01/28	Aa2/AA-	1,153,170

	County of Hawaii, Series A
1,850,000	5.000%, 07/15/20 AGC Insured	Aa2/AA	1,974,949

	County of Hawaii, Series A
2,000,000	5.000%, 07/15/17 AMBAC Insured	Aa2/AA-	2,254,440

	County of Hawaii Series A
1,500,000	5.000%, 09/01/30	Aa2/AA-	1,713,345

	County of Kauai, Hawaii, Series A, Prerefunded to 08/01/15 @100
1,000,000	5.000%, 08/01/23 NPFG/ FGIC Insured	Aa2/AA	1,051,990
1,555,000	5.000%, 08/01/24 NPFG/ FGIC Insured	Aa2/AA	1,635,844
1,500,000	5.000%, 08/01/25 NPFG/ FGIC Insured	Aa2/AA	1,577,985
1,000,000	5.000%, 08/01/28 NPFG/ FGIC Insured	Aa2/AA	1,051,990
1,000,000	5.000%, 08/01/29 NPFG/ FGIC Insured	Aa2/AA	1,051,990

	County of Kauai, Hawaii, 2005-Series A, Prerefunded to 08/01/15 @ 100
845,000	5.000%, 08/01/16 NPFG/ FGIC Insured	Aa2/AA-	888,932
1,080,000	5.000%, 08/01/17 NPFG/ FGIC Insured	Aa2/AA-	1,136,149
1,300,000	5.000%, 08/01/18 NPFG/ FGIC Insured	Aa2/AA-	1,367,587
890,000	5.000%, 08/01/19 NPFG/ FGIC Insured	Aa2/AA-	936,271

	County of Kauai, Hawaii, 2005-Series A, Unrefunded
715,000	5.000%, 08/01/16 NPFG/ FGIC Insured	Aa2/AA	750,893
930,000	5.000%, 08/01/17 NPFG/ FGIC Insured	Aa2/AA	976,993
760,000	5.000%, 08/01/18 NPFG/ FGIC Insured	Aa2/AA	798,319
510,000	5.000%, 08/01/19 NPFG/ FGIC Insured	Aa2/AA	535,602

	County of Kauai, Hawaii, Refunding, Series A
1,000,000	3.250%, 08/01/21	Aa2/AA	1,061,040
1,445,000	4.000%, 08/01/22	Aa2/AA	1,589,702
1,240,000	4.000%, 08/01/24	Aa2/AA	1,360,987
1,000,000	3.625%, 08/01/25	Aa2/AA	1,048,690
970,000	3.000%, 08/01/25	Aa2/AA	960,048
600,000	3.000%, 08/01/26	Aa2/AA	585,690
2,280,000	4.500%, 08/01/28	Aa2/AA	2,523,664
345,000	5.000%, 08/01/29	Aa2/AA	393,366

	County of Maui, Hawaii
1,035,000	3.000%, 06/01/27	Aa1/AA+	1,028,397
2,000,000	3.000%, 06/01/28	Aa1/AA+	1,966,380

	County of Maui, Hawaii
1,250,000	3.800%, 03/01/16 NPFG Insured	Aa1/AA+	1,280,300

	County of Maui, Hawaii, Prerefunded to 03/01/15 @100
180,000	5.000%, 03/01/18 NPFG Insured	Aa1/NR	185,765
515,000	5.000%, 03/01/19 NPFG Insured	Aa1/NR	531,495

	County of Maui, Hawaii, Unrefunded Balance
820,000	5.000%, 03/01/18 NPFG Insured	Aa1/NR	844,100
590,000	5.000%, 03/01/19 NPFG Insured	Aa1/NR	607,098

	County of Maui, Hawaii Series 2014
1,900,000	5.000%, 06/01/22†††	Aa1/AA+	2,316,670
4,015,000	5.000%, 06/01/24†††	Aa1/AA+	4,970,771

	County of Maui, Hawaii, Series A
1,165,000	4.375%, 07/01/19 NPFG Insured	Aa1/AA+	1,244,360
750,000	5.000%, 07/01/20 NPFG Insured	Aa1/AA+	811,890

	County of Maui, Hawaii, Refunding, Series B
3,950,000	4.000%, 06/01/19	Aa1/AA+	4,401,920
4,620,000	4.000%, 06/01/20	Aa1/AA+	5,154,488
2,385,000	4.000%, 06/01/21	Aa1/AA+	2,627,268

	State of Hawaii
6,285,000	5.000%, 05/01/19	Aa2/AA	7,158,049

	State of Hawaii
5,000,000	5.000%, 07/01/16 AMBAC Insured	Aa2/AA	5,240,350

	State of Hawaii, Prerefunded to 05/01/18 @100
715,000	5.000%, 05/01/19	NR/NR**	825,925

	State of Hawaii, Prerefunded to 10/01/14 @100
5,000,000	5.000%, 10/01/22 NPFG Insured	Aa2/AA	5,059,250

	State of Hawaii, Series CM
3,000,000	6.500%, 12/01/15 NPFG/ FGIC Insured	Aa2/AA	3,267,090

	State of Hawaii, Series DE Prerefunded to 10/01/14 @100
13,760,000	5.000%, 10/01/21 NPFG Insured	Aa2/AA	13,923,056
240,000	5.000%, 10/01/21 NPFG Insured	Aa2/AA-	242,844
2,500,000	5.000%, 10/01/24 NPFG Insured	Aa2/AA	2,529,625

	State of Hawaii, Series DF Prerefunded to 07/01/15 @100
3,500,000	5.000%, 07/01/18 AMBAC Insured	Aa2/AA	3,667,895
7,005,000	5.000%, 07/01/22 AMBAC Insured	Aa2/AA	7,341,030
2,995,000	5.000%, 07/01/22 AMBAC Insured	Aa2/NR	3,138,670
3,390,000	5.000%, 07/01/23 AMBAC Insured	Aa2/NR	3,552,618
1,610,000	5.000%, 07/01/23 AMBAC Insured	Aa2/AA	1,687,232
10,510,000	5.000%, 07/01/24 AMBAC Insured	Aa2/AA	11,014,165

	State of Hawaii, Series DF
5,000,000	5.000%, 07/01/25 AMBAC Insured	Aa2/AA	5,179,150

	State of Hawaii, Series DG, Refunding
2,000,000	5.000%, 07/01/17 AMBAC Insured	Aa2/AA	2,090,400

	State of Hawaii, Series DI, Prerefunded to 03/01/16 @100
5,000,000	5.000%, 03/01/20 AGM Insured	Aa2/AA	5,393,450
2,750,000	5.000%, 03/01/21 AGM Insured	Aa2/AA	2,966,398
5,000,000	5.000%, 03/01/22 AGM Insured	Aa2/AA	5,393,450

	State of Hawaii, Series DJ
5,000,000	5.000%, 04/01/23 AGM - CR AMBAC Insured	Aa2/AA	5,544,350

	State of Hawaii, Series DJ, Prerefunded to 04/01/17 @100
2,535,000	5.000%, 04/01/23 AMBAC Insured	Aa2/AA	2,846,273

	State of Hawaii, Series DJ, Unrefunded Balance
2,465,000	5.000%, 04/01/23 AMBAC Insured	Aa2/AA	2,733,365

	State of Hawaii, Series DK
1,000,000	5.000%, 05/01/20	Aa2/AA	1,138,110

	State of Hawaii, Series DN
1,000,000	5.250%, 08/01/25	Aa2/AA	1,156,370

	State of Hawaii, Series DQ
10,000,000	5.000%, 06/01/23	Aa2/AA	11,671,700

	State of Hawaii, Series DY, Refunding
3,765,000	5.000%, 02/01/20	Aa2/AA	4,460,885

	State of Hawaii, Series DZ
1,500,000	5.000%, 12/01/19	Aa2/AA	1,778,730
7,500,000	5.000%, 12/01/26	Aa2/AA	8,833,275
5,000,000	5.000%, 12/01/28	Aa2/AA	5,844,450
10,575,000	5.000%, 12/01/29	Aa2/AA	12,283,286
6,500,000	5.000%, 12/01/30	Aa2/AA	7,497,945

	State of Hawaii, Series EA
1,600,000	5.000%, 12/01/16	Aa2/AA	1,776,832

	State of Hawaii, Series EE
1,195,000	5.000%, 11/01/21	Aa2/AA	1,442,724
5,000,000	5.000%, 11/01/22	Aa2/AA	6,068,350
1,000,000	5.000%, 11/01/24	Aa2/AA	1,196,000
1,000,000	5.000%, 11/01/27	Aa2/AA	1,172,100

	State of Hawaii, Series EH
1,500,000	5.000%, 08/01/18	Aa2/AA	1,737,195
1,500,000	5.000%, 08/01/20	Aa2/AA	1,791,360

	State of Hawaii, Series EK, Refunding
1,500,000	5.000%, 08/01/16	Aa2/AA	1,645,260

	State of Hawaii, Series EL, Refunding
2,000,000	5.000%, 08/01/23	Aa2/AA	2,434,620

	Total General Obligation Bonds		488,095,242

Revenue Bonds (36.4%):

Airport (4.6%):

	State of Hawaii Airport System Revenue Refunding, AMT
14,000,000	5.000%, 07/01/21	A2/A	16,068,640
5,000,000	5.000%, 07/01/22	A2/A	5,701,150
1,500,000	5.000%, 07/01/23	A2/A	1,704,225
3,000,000	5.000%, 07/01/24	A2/A	3,369,990

	State of Hawaii Airport System Revenue Refunding, Series A
1,150,000	5.250%, 07/01/21	A2/A	1,334,058
1,000,000	5.250%, 07/01/23	A2/A	1,154,620
1,000,000	5.250%, 07/01/27	A2/A	1,145,020

	State of Hawaii Airport System Revenue, Series A
2,000,000	4.000%, 07/01/20	A2/A	2,189,360
3,000,000	5.000%, 07/01/22	A2/A	3,427,680

	Total Airport		36,094,743

Education (4.0%):

	University of Hawaii
5,000,000	5.000%, 07/15/21 NPFG Insured	Aa2/AA-	5,430,100

	University of Hawaii
2,000,000	5.000%, 10/01/23 AGC-ICC NPFG Insured	Aa2/AA	2,150,200

	University of Hawaii, Revenue Refunding, Series A
760,000	5.000%, 10/01/15	Aa2/A+	805,706

	University of Hawaii, Revenue Refunding, Series A
1,000,000	4.500%, 07/15/23 NPFG Insured	Aa2/AA-	1,073,420
4,840,000	4.500%, 07/15/25 NPFG Insured	Aa2/AA-	5,158,859

	University of Hawaii, Series A
1,000,000	4.000%, 10/01/18	Aa2/A+	1,105,890
2,725,000	5.500%, 10/01/22	Aa2/A+	3,204,954
5,225,000	5.250%, 10/01/34	Aa2/A+	5,796,667

	University of Hawaii, Series A-2
1,000,000	4.000%, 10/01/14	Aa2/A+	1,009,530
500,000	4.000%, 10/01/15	Aa2/A+	523,860
1,125,000	4.000%, 10/01/16	Aa2/A+	1,209,611
2,175,000	4.000%, 10/01/17	Aa2/A+	2,379,102
1,000,000	4.000%, 10/01/19	Aa2/A+	1,110,670

	Total Education		30,958,569

Housing (1.1%):

	Hawaii State Department of Hawaiian Home Lands
500,000	5.000%, 04/01/15	A1/NR****	514,220
715,000	5.000%, 04/01/17	A1/NR****	776,183
1,000,000	5.500%, 04/01/20	A1/NR****	1,123,390

	State of Hawaii Housing Finance and Development Corp., Iwilei Apartments, Series A
2,000,000	3.750%, 01/01/31 FHLMC Insured	NR/AA+	2,012,520

	State of Hawaii Housing Finance and Development Corp. Single Family Mortgage, Series B
2,000,000	4.500%, 01/01/26 FNMA/GNMA Collateralized	Aaa/AA+	2,123,900

	State of Hawaii Housing Finance and Development Corp. Multifamily Revenue, Halekauwila Place, Series 2012A
2,000,000	0.700%, 12/01/15 FHA insured	NR/AA+	2,000,260

	Total Housing		8,550,473

Medical (2.6%):

	Hawaii State Department of Budget and Finance, Special Purpose Revenue (Hawaii Pacific Health) Series A
150,000	5.000%, 07/01/19	A2/A-	170,142

	Hawaii State Department of Budget and Finance, Special Purpose Revenue Refunding Queens Health System, Series A VRDO*, weekly reset
14,830,000	0.080%, 07/01/29 Bank of America LOC	VMIG1/A-1*	14,830,000

	Hawaii State Department of Budget and Finance, Special Purpose Revenue Refunding Queens Health System, Series B, VRDO* weekly reset
2,200,000	0.080%, 07/01/29 Bank of America LOC	VMIG1/A-1*	2,200,000

	Hawaii State Department of Budget and Finance, Special Purpose Revenue (Senior Living Revenue, Kahala Nui)
3,175,000	5.125%, 11/15/32	NR/NR*****	3,412,681

	Total Medical		20,612,823

Transportation (9.2%):

	State of Hawaii Harbor System, Series A
16,500,000	5.750%, 07/01/35	A2/A+	18,962,790
4,000,000	5.625%, 07/01/40	A2/A+	4,476,680

	State of Hawaii Harbor System, Series A 2006, AMT
4,910,000	5.250%, 01/01/25 AGM Insured	A2/AA	5,196,891
1,450,000	5.250%, 01/01/27 AGM Insured	A2/AA	1,532,940

	State of Hawaii Harbor System, Series A-AMT
2,000,000	5.250%, 07/01/15 AGM Insured	A2/AA	2,096,780
2,215,000	5.250%, 07/01/17 AGM Insured	A2/AA	2,485,739

	State of Hawaii Highway Revenue
1,000,000	5.250%, 01/01/17	Aa2/AA+	1,115,220
1,000,000	5.250%, 01/01/18	Aa2/AA+	1,148,570
5,135,000	5.500%, 07/01/18	Aa2/AA+	6,024,382
5,220,000	6.000%, 01/01/23	Aa2/AA+	6,157,512

	State of Hawaii Highway Revenue, Series A
1,000,000	5.000%, 07/01/20 AGM Insured	Aa2/AA+	1,046,940

	State of Hawaii Highway Revenue, Series A
6,000,000	5.000%, 01/01/28	Aa2/AA+	6,886,800
4,100,000	5.000%, 01/01/29	Aa2/AA+	4,682,159
3,980,000	5.000%, 01/01/30	Aa2/AA+	4,502,136
3,040,000	5.000%, 01/01/32	Aa2/AA+	3,412,826

	State of Hawaii Highway Revenue, Series B
2,385,000	5.000%, 07/01/16 AGM Insured	Aa2/AA+	2,497,214

	Total Transportation		72,225,579

Utility (0.6%):

	Hawaii State Department of Budget and Finance, Special Purpose Revenue (Hawaiian Electric Company, Inc.), Series A
4,965,000	5.500%, 12/01/14 AMBAC Insured	Baa1/BBB-	4,976,370

Water & Sewer (14.3%):

	City and County of Honolulu, Hawaii, Board of Water Supply Water System
5,000,000	5.000%, 07/01/26 NPFG Insured	Aa2/AA-	5,396,050

	City and County of Honolulu, Hawaii, Board of Water Supply Water System, Prerefunded to 07/01/14 @100
2,545,000	4.750%, 07/01/19 NPFG/ FGIC Insured	Aa2/AA-	2,545,000

	City and County of Honolulu, Hawaii, Board of Water Supply Water System, Prerefunded to 07/01/16 @100
2,005,000	4.500%, 07/01/22 NPFG Insured	Aa2/AA-	2,171,495

	City and County of Honolulu, Hawaii, Board of Water Supply Water System, Refunding Series A
4,525,000	4.500%, 07/01/24 NPFG Insured	Aa2/AA-	4,823,967

	City and County of Honolulu, Hawaii, Board of Water Supply Water System, Refunding Series A
4,795,000	4.500%, 07/01/29	Aa2/NR***	5,228,084
4,955,000	4.500%, 07/01/30	Aa2/NR***	5,380,684
5,020,000	5.000%, 07/01/31	Aa2/NR***	5,683,192
3,040,000	5.000%, 07/01/32	Aa2/NR***	3,427,874
3,495,000	5.000%, 07/01/33	Aa2/NR***	3,925,165

	City and County of Honolulu, Hawaii, Wastewater System
405,000	5.000%, 07/01/18 NPFG/ FGIC Insured	Aa2/AA-	422,974
220,000	5.000%, 07/01/22 NPFG/ FGIC Insured	Aa2/AA-	229,403
240,000	5.000%, 07/01/24 NPFG/ FGIC Insured	Aa2/AA-	250,037

	City and County of Honolulu, Hawaii, Wastewater System
5,360,000	4.500%, 07/01/28	Aa2/NR***	5,846,206
4,480,000	4.500%, 07/01/30	Aa2/NR***	4,845,299
1,000,000	4.000%, 07/01/31	Aa2/NR***	1,042,130
2,000,000	5.250%, 07/01/36	Aa2/NR***	2,231,240

	City and County of Honolulu, Hawaii, Wastewater System
3,000,000	5.000%, 07/01/32 NPFG Insured	Aa3/NR***	3,217,230

	City and County of Honolulu, Hawaii, Wastewater System, First Bond Resolution-Senior Series A
1,000,000	5.000%, 07/01/20	Aa2/NR***	1,173,600
2,455,000	5.000%, 07/01/21	Aa2/NR***	2,859,265
2,800,000	5.000%, 07/01/22	Aa2/NR***	3,252,312
3,300,000	5.000%, 07/01/23	Aa2/NR***	3,826,185
2,500,000	5.000%, 07/01/24	Aa2/NR***	2,892,125

	City and County of Honolulu, Hawaii, Wastewater System, Prerefunded to 07/01/15 @100
2,965,000	5.000%, 07/01/18 NPFG/ FGIC Insured	Aa2/AA-	3,107,231
1,605,000	5.000%, 07/01/22 NPFG/ FGIC Insured	Aa2/AA-	1,681,992
1,760,000	5.000%, 07/01/24 NPFG/ FGIC Insured	Aa2/AA-	1,844,427

	City and County of Honolulu, Hawaii, Wastewater System, Second Bond, Junior B-1 Remarket 09/15/06
1,340,000	5.000%, 07/01/18 NPFG Insured	Aa3/NR***	1,454,476
1,935,000	5.000%, 07/01/19 NPFG Insured	Aa3/NR***	2,099,514
2,035,000	5.000%, 07/01/20 NPFG Insured	Aa3/NR***	2,207,588

	City and County of Honolulu, Hawaii, Wastewater System, Second Bond Resolution Resolution-Junior-Series A
1,000,000	4.000%, 07/01/14	Aa3/NR	1,000,102
1,080,000	5.000%, 07/01/22	Aa3/NR***	1,248,836

	City and County of Honolulu, Hawaii, Wastewater System, Second Bond Resolution Resolution-Junior-Series A
7,400,000	4.500%, 07/01/27	Aa3/NR***	8,021,748

	City and County of Honolulu, Hawaii, Wastewater System, Senior First Bond Resolution - A
2,000,000	5.000%, 07/01/29	Aa2/NR***	2,293,160
1,000,000	5.000%, 07/01/30	Aa2/NR***	1,141,220
1,000,000	5.000%, 07/01/31	Aa2/NR***	1,135,140
1,500,000	5.000%, 07/01/32	Aa2/NR***	1,697,025
4,000,000	5.000%, 07/01/37	Aa2/NR***	4,471,440
2,500,000	5.000%, 07/01/42	Aa2/NR***	2,777,950

	City and County of Honolulu, Hawaii, Wastewater System, Senior First Bond Resolution - B
2,000,000	4.000%, 07/01/28	Aa2/NR***	2,163,400
3,000,000	4.000%, 07/01/30	Aa2/NR***	3,168,120

	Total Water & Sewer		112,182,886

	Total Revenue Bonds		285,601,443

	Total Investments (cost $737,560,398-note b) - 98.5%		773,696,685
	Other assets less liabilities - 1.5%		11,817,801
	NET ASSETS - 100.0%		$785,514,486

* Variable rate demand obligations (VRDOs) are payable upon demand within the same day for securities with daily liquidity or seven days for securities with weekly liquidity.

** Any security not rated ("NR") by any of the Nationally Recognized Statistical Rating Organizations ("NRSRO" or "Credit Rating Agency") has been determined by the Investment Adviser to have sufficient quality to be ranked in the top credit four ratings if a credit rating were to be assigned by  a NRSRO.

Fitch Ratings:
*** AA
**** A
*****BBB

Percent of
	Portfolio Distribution By Quality Rating	Investments †
	Aaa or VMIG1 of Moody's	2.5%
	Prerefunded bonds †† / Escrowed to Maturity bonds	24.4
	Aa of Moody's or AA of S&P/Fitch	62.5
	A of Moody's	9.5
	Baa of Moody's or BBB of Fitch	1.1
100.0%

† Calculated using the Moody's rating unless otherwise noted.

†† Prerefunded bonds are bonds for which U.S. Government Obligations usually have been placed in escrow to retire the bonds at their earliest call date.

††† Security purchased on a delayed delivery or when-issued basis.

PORTFOLIO ABBREVIATIONS:
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
CR	Custodial Receipts
ETM	Escrowed to Maturity
FGIC	Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICC	Insured Custody Certificate
LOC	Letter of Credit
NPFG	National Public Finance Guarantee
NR	Not Rated
TCRS	Transferable Custodial Receipts
VRDO	Variable Rate Demand Obligation

See accompanying notes to financial statements.

Hawaiian Tax-Free Trust
NOTES TO FINANCIAL STATEMENTS
June 30, 2014
(unaudited)

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) At June 30, 2014, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $737,560,398 amounted to $36,136,287 which consisted of aggregate gross unrealized appreciation of $38,305,546 and aggregate gross unrealized depreciation of $2,169,259.

(c) Fair Value Measurements: The Trust follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Trust’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Trust has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Trust’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Trust’s investments, used to value the Trust’s net assets as of June 30, 2014:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$-
Level 2 – Other Significant Observable Inputs- Municipal Bonds+	773,696,685
Level 3 – Significant Unobservable Inputs	-
Total	$773,696,685

+See schedule of investments for a detailed listing of securities.

Item 2. Controls and Procedures.

(a)  The Trust's chief financial and executive officers have evaluated the Trust's disclosure controls and procedures within 90 days of this filing and have concluded that the Trust's disclosure controls and procedures were effective, as of this date, in ensuring that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported timely.

(b) The Trust's chief financial and executive officers are aware of no changes in the Trust's internal control over financial reporting that occurred during the Trust's latest fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits.

Filed as exhibits as part of this Form are separate certifications for each chief financial and executive officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR 270.30a-2(a)).

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HAWAIIAN TAX-FREE TRUST

By:	/s/ Diana P. Herrmann
Diana P. Herrmann
Vice Chair, President and Trustee
August 7, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Diana P. Herrmann
Diana P. Herrmann
Vice Chair, President and Trustee
August 7, 2014

By:	/s/ Joseph P. DiMaggio
Joseph P. DiMaggio
Chief Financial Officer and Treasurer
August 7, 2014